Employee benefit obligations - Plan assets comprise (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Employee benefit obligations.
Equities	$ 1
Target return funds	99	$ 93
Bonds	52	49
Cash/other	70	59
Total Plan assets	$ 222	$ 201
Target return funds (percentage)	45.00%	47.00%
Bonds (percentage)	23.00%	24.00%
Cash/other (percentage)	32.00%	29.00%
Total plan asset (percentage)	100.00%	100.00%